Disclosure About Fair Values of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Disclosure About Fair Values of Financial Instruments

Note 16—Disclosure About Fair Values of Financial Instruments

The Company groups its assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. This hierarchy requires the Company to maximize the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. Each fair value measurement is placed into the proper level based on the lowest level of significant input. These levels are:

•	Level 1—Valuation is based upon quoted prices for identical instruments traded in active markets.

•	Level 2—Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•	Level 3—Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models, and similar techniques.

Transfers between fair value levels are recognized at the end of the fiscal quarter in which the associated change in inputs occurs.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis categorized by the level of inputs used in the valuation of each asset at September 30, 2017 and December 31, 2016:

(In thousands)	Carrying Value	(Level 1)	(Level 2)	(Level 3)
September 30, 2017
Investment securities available-for-sale:
U.S. Treasury securities	$97,688	$—	$97,688	$—
Obligations of U.S. government agencies	84,165	—	84,165	—
Mortgage-backed securities issued or guaranteed by U.S. agencies (MBS)
Residential pass-through:
Guaranteed by GNMA	112,535	—	112,535	—
Issued by FNMA and FHLMC	384,042	—	384,042	—
Other residential mortgage-backed securities	40,568	—	40,568	—
Commercial mortgage-backed securities	60,990	—	60,990	—

Total MBS	598,135	—	598,135	—
Obligations of states and municipal subdivisions	412,216	—	412,216
Other securities	5,828	5,828	—	—

Total investment securities available-for-sale	1,198,032	5,828	1,192,204	—
Derivative assets	3,346	—	3,346	—
Other assets (Net profits interests)	16,193	—	—	16,193

Total recurring basis measured assets	$1,217,571	$5,828	$1,195,550	$16,193

Derivative liabilities	$19,288	$—	$19,288	$—

Total recurring basis measured liabilities	$19,288	$—	$19,288	$—

(In thousands)	Carrying Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2016
Investment securities available-for-sale:
U.S. Treasury securities	$96,785	$—	$96,785	$—
Obligations of U.S. government agencies	97,528	—	97,528	—
Mortgage-backed securities issued or guaranteed by U.S. agencies (MBS)
Residential pass-through:
Guaranteed by GNMA	153,153	—	153,153	—
Issued by FNMA and FHLMC	265,328	—	265,328	—
Other residential mortgage-backed securities	47,561	—	47,561	—
Commercial mortgage-backed securities	62,613	—	62,613	—

Total MBS	528,655	—	528,655	—
Obligations of states and municipal subdivisions	410,812	—	410,812	—
Other securities	5,567	5,567	—	—

Total investment securities available-for-sale	1,139,347	5,567	1,133,780	—
Derivative assets	4,361	—	4,361	—
Other assets (Net profits interest)	19,425	—	—	19,425

Total recurring basis measured assets	$1,163,133	$5,567	$1,138,141	$19,425

Derivative liabilities	$20,360	$—	$20,360	$—

Total recurring basis measured liabilities	$20,360	$—	$20,360	$—

There were no transfers between the Level 1 and Level 2 fair value categories during the three and nine months ended September 30, 2017 and 2016.

Changes in Level 3 Fair Value Measurements

The tables below include a roll-forward of the condensed consolidated balance sheet amounts for the three and nine months ended September 30, 2017 and 2016, including changes in fair value for financial instruments within Level 3 of the valuation hierarchy. Level 3 financial instruments typically include unobservable components, but may also include some observable components that may be validated to external sources. The gains or (losses) in the following table may include changes to fair value due in part to observable factors that may be part of the valuation methodology:

Level 3 Assets Measured at Fair Value on a Recurring Basis

	Other Assets – Net Profits Interests
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(In thousands)	2017	2016	2017	2016
Beginning Balance	$16,405	$8,489	$19,425	$—
Addition of net profits interest to other assets	—	—	—	8,489
Total net gains (losses) included in earnings	104	(161)	(2,427)	(161)
Distributions received	(316)	(86)	(805)	(86)

Balance at September 30	$16,193	$8,242	$16,193	$8,242

Net unrealized gains (losses) included in earnings relating to assets held at the end of the period	$104	$(161)	$(2,427)	$(161)

Assets Recorded at Fair Value on a Nonrecurring Basis

From time to time, the Company may be required to measure certain other financial assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from the application of lower of cost or fair value accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis which were still held on the balance sheets at September 30, 2017 and December 31, 2016, the following tables provide the level of valuation assumptions used to determine each adjustment and the related carrying value:

(In thousands)	Carrying Value	(Level 1)	(Level 2)	(Level 3)
September 30, 2017
Loans held for sale	$21,835	$—	$21,835	$—
Impaired loans, net of specific allowance	83,453	—	—	83,453
Other real estate	18,836	—	—	18,836

Total assets measured on a nonrecurring basis	$124,124	$—	$21,835	$102,289

(In thousands)	Carrying Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2016
Loans held for sale	$17,822	$—	$17,822	$—
Impaired loans, net of specific allowance	151,720	—	—	151,720
Other real estate	18,875	—	—	18,875

Total assets measured on a nonrecurring basis	$188,417	$—	$17,822	$170,595

Significant unobservable inputs used in Level 3 fair value measurements for financial assets measured at fair value on a nonrecurring basis at September 30, 2017 and December 31, 2016 are summarized below:

(In thousands)	Carrying Value	Valuation Methods	Unobservable Inputs	Range
September 30, 2017
Impaired loans, net of specific allowance	$83,453	Internal appraisals of accounts receivable and inventory	Discount of book value	50% - 75%
		Third-Party Appraisals	Discount of fair value	0% - 20%
			Estimated closing costs	10%
Other real estate	18,836	Third-Party Appraisals	Discount of fair value	0% - 20%
			Estimated closing costs	10%

	Quantitative Information about Level 3 Fair Value Measurements
(In thousands)	Carrying Value	Valuation Methods	Unobservable Inputs	Range
December 31, 2016
Impaired loans, net of specific allowance	$151,720	Internal appraisals of accounts receivable and inventory	Discount of book value	50% - 75%
		Third-Party Appraisals	Discount of fair value	0% - 20%
			Estimated closing costs	10%
Other real estate	18,875	Third-Party Appraisals	Discount of fair value	0% - 20%
			Estimated closing costs	10%

Determination of Fair Values

In accordance with ASC 820-10-35, fair values are based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The following describes the assumptions and methodologies used to estimate the fair value of financial instruments recorded at fair value in the consolidated balance sheets and for estimating the fair value of financial instruments for which fair value is disclosed under ASC 825-10-50.

Investment Securities. When quoted prices are available in an active market, securities are classified as Level 1. For securities reported at fair value utilizing Level 2 inputs, the Company obtains fair value measurements from an independent pricing service. These fair value measurements consider observable market data that may include benchmark yield curves, reported trades, broker/dealer quotes, issuer spreads and credit information, among other inputs.

Loans Held for Sale. Loans held for sale are recorded at the lower of aggregate cost or fair value. Fair value is generally based on quoted market prices of similar loans and is considered to be Level 2.

Net Loans. Fair values of loans are estimated using discounted cash flow analyses using various discount spreads to Treasury yields that approximate interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Derivative Financial Instruments. Derivative financial instruments are measured at fair value based on modeling that utilizes observable market inputs for various interest rates published by leading third-party financial news and data providers. This is observable data that represents the rates used by market participants for instruments entered into at that date; however, they are not based on actual transactions so they are classified as Level 2.

Other Assets—Net profits interests. The fair value of the net profit interests in oil and gas reserves was estimated using discounted cash flow analyses applied to the expected cash flows from producing developed wells. Expected cash flows are derived from reports prepared by consulting engineers under established professional standards for the industry.

Deposits. The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date (that is, their carrying amounts). Fair values for CDs are estimated using a discounted cash flow calculation that applies interest rate spreads to current Treasury yields.

FHLB Advances. The fair value of the FHLB advance approximates its book value considering their short-term maturities.

Security Sold Under Agreements to Repurchase. The carrying amount of security repurchase agreements approximates their fair values.

Senior Debt. The fair value of senior debt was estimated by obtaining broker indications that compared the Company’s senior debt to other comparable financial institutions.

Subordinated Debt. The fair value of subordinated debentures was estimated by obtaining broker indications that compared the Company’s subordinated debentures to other comparable financial institutions.

Junior Subordinated Debentures. The fair value of junior subordinated debentures was estimated by obtaining broker indications that compared the Company’s junior subordinated debentures to other comparable financial institutions.

Limitations. The following fair value estimates are determined as of a specific point in time utilizing various assumptions and estimates. The use of assumptions and various valuation techniques, as well as the absence of secondary markets for certain financial instruments, will likely reduce the comparability of fair value disclosures between financial institutions. The fair values for loans involve the use of significant internally-developed pricing assumptions due to market-illiquidity for loans net of unearned income and loans held for sale as of September 30, 2017 and December 31, 2016. These assumptions are considered to reflect inputs that market participants would use in transactions involving these instruments as of the measurement date. This table only includes financial instruments of the Company, and, accordingly, the total of the fair value amounts does not represent, and should not be construed to represent, the underlying value of the Company.

The estimated fair values of the Company’s financial instruments are as follows:

	As of September 30, 2017
(In thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$68,248	$68,248	$68,248	$—	$—
Interest-bearing deposits in other banks	515,556	515,556	515,556	—	—
Federal funds sold	5,578	5,578	5,578	—	—
Securities available-for-sale	1,198,032	1,198,032	5,828	1,192,204	—
Securities held-to-maturity	425	451	—	451	—
Loans held for sale	21,835	21,835	—	21,835	—
Net loans	7,934,173	7,832,079	—	—	7,832,079
Derivative assets	3,346	3,346	—	3,346	—
Other assets-net profits interests	16,193	16,193	—	—	16,193
Financial Liabilities:
Deposits	8,501,102	8,365,930	—	8,365,930	—
Advances from FHLB	250,000	250,000	—	250,000	—
Securities sold under agreements to repurchase	3,146	3,146	—	3,146	—
Senior debt	184,557	201,178	—	201,178	—
Subordinated debt	98,627	100,984	—	100,984	—
Junior subordinated debentures	36,353	49,163	—	49,163	—
Derivative liabilities	19,288	19,288	—	19,288	—

	As of December 31, 2016
(In thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$48,017	$48,017	$48,017	$—	$—
Interest-bearing deposits in other banks	199,747	199,747	199,747	—	—
Federal funds sold	1,161	1,161	1,161	—	—
Securities available-for-sale	1,139,347	1,139,347	5,567	1,133,780	—
Securities held-to-maturity	425	463	—	463	—
Loans held for sale	17,822	17,822	—	17,822	—
Net loans	7,350,443	7,395,003	—	—	7,395,003
Derivative assets	4,361	4,361	—	4,361	—
Other assets-net profits interests	19,425	19,818	—	—	19,818
Financial Liabilities:
Deposits	8,016,749	7,904,926	—	7,904,926	—
Securities sold under agreements to repurchase	4,361	4,361	—	4,361	—
Senior debt	193,788	191,076	—	191,076	—
Subordinated debt	98,441	97,938	—	97,938	—
Junior subordinated debentures	35,989	47,409	—	47,409	—
Derivative liabilities	20,360	20,360	—	20,360	—

Note 19—Disclosure About Fair Values of Financial Instruments

The Company groups its assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. This hierarchy requires the Company to maximize the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. Each fair value measurement is placed into the proper level based on the lowest level of significant input. These levels are:

•	Level 1—Valuation is based upon quoted prices for identical instruments traded in active markets.

•	Level 2—Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•	Level 3—Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models, and similar techniques.

Transfers between fair value levels are recognized at the end of the fiscal quarter in which the associated change in inputs occurs.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis categorized by the level of inputs used in the valuation of each asset at December 31, 2016 and 2015:

(In thousands)	Carrying Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2016
Investment securities available-for-sale:
U.S. Treasury securities	$96,785	$—	$96,785	$—
Obligations of U.S. government agencies	97,528	—	97,528	—
Mortgage-backed securities issued or guaranteed by U.S. agencies (MBS) Residential pass-through:
Guaranteed by GNMA	153,153	—	153,153	—
Issued by FNMA and FHLMC	265,328	—	265,328	—
Other residential mortgage-backed securities	47,561	—	47,561	—
Commercial mortgage-backed securities	62,613	—	62,613	—

Total MBS	528,655	—	528,655	—
Obligations of states and municipal subdivisions	410,812	—	410,812	—
Other securities	5,567	5,567	—	—

Total investment securities available-for-sale	1,139,347	5,567	1,133,780	—
Derivative assets	4,361	—	4,361	—
Other assets—net profits interests	19,425	—	—	19,425

Total recurring basis measured assets	$1,163,133	$5,567	$1,138,141	$19,425

Derivative liabilities	$20,360	$—	$20,360	$—

Total recurring basis measured liabilities	$20,360	$—	$20,360	$—

(In thousands)	Carrying Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2015
Investment securities available-for-sale:
Obligations of U.S. government agencies	$90,793	$—	$90,793	$—
Mortgage-backed securities issued or guaranteed by U.S. agencies (MBS) Residential pass-through:
Guaranteed by GNMA	280,190	—	280,190	—
Issued by FNMA and FHLMC	121,707	—	121,707	—
Other residential mortgage-backed securities	75,577	—	75,577	—
Commercial mortgage-backed securities	24,809	—	24,809	—

Total MBS	502,283	—	502,283	—
Obligations of states and municipal subdivisions	122,320	—	122,320
Other securities	5,414	5,414	—	—

Total investment securities available-for-sale	720,810	5,414	715,396	—
Derivative assets	7,738	—	7,738	—

Total recurring basis measured assets	$728,548	$5,414	$723,134	$—

Derivative liabilities	$4,978	$—	$4,978	$—

Total recurring basis measured liabilities	$4,978	$—	$4,978	$—

During 2016 and 2015, there were no transfers between the Level 1 and Level 2 fair value categories.

Assets Recorded at Fair Value on a Nonrecurring Basis

From time to time, the Company may be required to measure certain other financial assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from the application of lower of cost or fair value accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis which were still held on the balance sheets at December 31, 2016 and 2015, the following tables provide the level of valuation assumptions used to determine each adjustment and the related carrying value:

(In thousands)	Carrying Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2016
Loans held for sale	$17,822	$—	$17,822	$—
Impaired loans, net of specific allowance	151,720	—	—	151,720
Other real estate	18,875	—	—	18,875

Total assets measured on a non-recurring basis	$188,417	$—	$17,822	$170,595

(In thousands)	Carrying Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2015
Loans held for sale	$25,413	$—	$25,413	$—
Impaired loans, net of specific allowance	72,020	—	—	72,020
Other real estate	35,984	—	—	35,984

Total assets measured on a non-recurring basis	$133,417	$—	$25,413	$108,004

Significant unobservable inputs used in Level 3 fair value measurements for financial assets measured at fair value on a nonrecurring basis at December 31, 2016 and 2015 are summarized below:

	Quantitative Information about Level 3 Fair Value Measurements
(In thousands)	Carrying Value	Valuation Methods	Unobservable Inputs	Range
December 31, 2016
Impaired loans, net of specific allowance	$151,720	Internal appraisals of accounts receivable and inventory	Discount of book value	50%-75%
		Third-Party Appraisals	Discount of fair value	0%-20%
			Estimated closing costs	10%
Other real estate	18,875	Third-Party Appraisals	Discount of fair value	0%-20%
			Estimated closing costs	10%

	Quantitative Information about Level 3 Fair Value Measurements
(In thousands)	Carrying Value	Valuation Methods	Unobservable Inputs	Range
December 31, 2015
Impaired loans, net of specific allowance	$72,020	Internal appraisals of accounts receivable and inventory	Discount of book value	50%-75%
		Third-Party Appraisals	Discount of fair value	0%-20%
			Estimated closing costs	10%
Other real estate	35,984	Third-Party Appraisals	Discount of fair value	0%-20%
			Estimated closing costs	10%

Determination of Fair Values

In accordance with ASC 820-10-35, fair values are based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The following describes the assumptions and methodologies used to estimate the fair value of financial instruments recorded at fair value in the consolidated balance sheets and for estimating the fair value of financial instruments for which fair value is disclosed under ASC 825-10-50.

Investment Securities. When quoted prices are available in an active market, securities are classified as Level 1. For securities reported at fair value utilizing Level 2 inputs, the Company obtains fair value measurements from an independent pricing service. These fair value measurements consider observable market data that may include benchmark yield curves, reported trades, broker/dealer quotes, issuer spreads and credit information, among other inputs.

Loans Held for Sale. Loans held for sale are recorded at the lower of aggregate cost or fair value. Fair value is generally based on quoted market prices of similar loans and is considered to be Level 2.

Net Loans. Fair values of loans are estimated using discounted cash flow analyses using various discount spreads to Treasury yields that approximate interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Derivative Financial Instruments. Derivative financial instruments are measured at fair value based on modeling that utilizes observable market inputs for various interest rates published by leading third-party financial news and data providers. This is observable data that represents the rates used by market participants for instruments entered into at that date; however, they are not based on actual transactions so they are classified as Level 2.

Other Assets—Net profits interests. The fair value of the net profit interest in oil and gas reserves was estimated using discounted cash flow analyses applied to the expected cash flows from producing developed wells. Expected cash flows are derived from reports prepared by consulting engineers under established professional standards for the industry.

Deposits. The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date (that is, their carrying amounts). Fair values for CDs are estimated using a discounted cash flow calculation that applies interest rate spreads to current Treasury yields.

FHLB Advances. The fair value of the FHLB advance approximates its book value considering their short-term maturities.

Security Sold Under Agreements to Repurchase. The carrying amount of security repurchase agreements approximates their fair values.

Senior Debt. The fair value of senior debt was estimated by obtaining broker indications that compared the Company’s senior debt to other comparable financial institutions.

Subordinated Debt. The fair value of subordinated debentures was estimated by obtaining broker indications that compared the Company’s subordinated debentures to other comparable financial institutions.

Junior Subordinated Debentures. The fair value of junior subordinated debentures was estimated by obtaining broker indications that compared the Company’s junior subordinated debentures to other comparable financial institutions.

Limitations . The following fair value estimates are determined as of a specific point in time utilizing various assumptions and estimates. The use of assumptions and various valuation techniques, as well as the absence of secondary markets for certain financial instruments, will likely reduce the comparability of fair value disclosures between financial institutions. The fair values for loans involve the use of significant internally-developed pricing assumptions due to market-illiquidity for loans net of unearned income and loans held for sale as of December 31, 2016 and 2015. These assumptions are considered to reflect inputs that market participants would use in transactions involving these instruments as of the measurement date. This table only includes financial instruments of the Company, and, accordingly, the total of the fair value amounts does not represent, and should not be construed to represent, the underlying value of the Company.

The estimated fair values of the Company’s financial instruments are as follows:

	December 31, 2016
(In thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$48,017	$48,017	$48,017	$—	$—
Interest-bearing deposits in other banks	199,747	199,747	199,747	—	—
Federal funds sold	1,161	1,161	1,161	—	—
Securities available-for-sale	1,139,347	1,139,347	5,567	1,133,780	—
Securities held-to-maturity	425	463	—	463	—
Loans held for sale	17,822	17,822	—	17,822	—
Net loans	7,350,443	7,395,003	—	—	7,395,003
Derivative assets	3,539	3,539	—	3,539	—
Other assets	19,425	19,818	—	—	19,818
Financial Liabilities:
Deposits	8,016,749	7,904,926	—	7,904,926	—
Securities sold under agreements to repurchase	3,494	3,494	—	3,494	—
Senior debt	193,788	191,076	—	191,076	—
Subordinated debt	98,441	97,938	—	97,938	—
Junior subordinated debentures	35,989	47,409	—	47,409	—
Derivative liabilities	20,360	20,360	—	20,360	—

	December 31, 2015
(In thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from banks	$139,239	$139,239	$139,239	$—	$—
Interest-bearing deposits in other banks	316,473	316,473	316,473	—	—
Federal funds sold	11,495	11,495	11,495	—	—
Securities available-for-sale	720,810	720,810	5,414	715,396	—
Securities held-to-maturity	550	594	—	594	—
Loans held for sale	25,413	25,413	—	25,413	—
Net loans	6,836,737	6,920,225	—	—	6,920,225
Derivative assets	7,738	7,738	—	7,738	—
Financial Liabilities:
Deposits	6,987,351	6,984,506	—	6,984,506	—
Advances from FHLB	370,000	370,000	—	370,000	—
Securities sold under agreements to repurchase	5,840	5,840	—	5,840	—
Senior debt	193,085	186,387	—	186,387	—
Subordinated debt	98,171	94,970	—	94,970	—
Junior subordinated debentures	35,449	45,872	—	45,872	—
Derivative liabilities	4,978	4,978	—	4,978	—